United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/09

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S. Smith		               Portland, Oregon  		 November 13, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  		   0
Form 13 Information Table Entry Total:             29
Form 13 Information Table Value Total:             146,134  (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	     	     COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5	COLUMN 6  	COLUMN 7	   	COLUMN 8

                      	     TITLE OF		        VALUE		SHRS OR		SH/ PUT 	INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER		     CLASS      CUSIP      	(X$1000)     	PRN AMT		PRN CALL   	DISCRETION  MANAGERS  SOLE   SHARED  NONE

3M COMPANY 			COM	88579Y101	923 		12,500 		SH		SOLE			12,500
AGNICO EAGLE MINES LTD 		COM	008474108	13,570 		200,000 	SH		SOLE			200,000
AVON PRODUCTS INC. 		COM	054303102	1,290 		38,000 		SH		SOLE			38,000
BOSTON SCIENTIFIC CORP. 	COM	101137107	847 		80,000 		SH		SOLE			80,000
BROOKFIELD HOMES CORP 		COM	112723101	1,227 		183,700 	SH		SOLE			183,700
DINEEQUITY, INC. 		COM	254423106	4,637 		187,351 	SH		SOLE			187,351
GENERAL MILLS INC 		COM	370334104	2,253 		35,000 		SH		SOLE			35,000
GOLDCORP INC 			COM	380956409	30,278 		750,000 	SH		SOLE			750,000
GOLDEN STAR RESOURCES LTD 	COM	38119T104	354 		105,000 	SH		SOLE			105,000
HARMONY GOLD MNG LTD 		COM	413216300	2,735 		250,000		SH		SOLE			250,000
HOVNANIAN K ENTERPRISES INC 	COM	442487203	691 		180,000 	SH		SOLE			180,000
JOHNSON & JOHNSON 		COM	478160104	1,827 		30,000 		SH		SOLE			30,000
KELLOGG COMPANY 		COM	487836108	1,772 		36,000 		SH		SOLE			36,000
MKT VECTORS TRUST GOLD MINERS 	ETF	57060U100	30,571 		675,000 	SH		SOLE			675,000
MERCK & CO.INC. 		COM	589331107	1,898 		60,000 		SH		SOLE			60,000
MOTOROLA INC 			COM	620076109	430 		50,000 		SH		SOLE			50,000
NEW GOLD INC 			COM	644535106	436 		115,000 	SH		SOLE			115,000
NEWMONT MINING CORPORATION 	COM	651639106	17,828 		405,000 	SH		SOLE			405,000
PFIZER INC. 			COM	717081103	1,655 		100,000 	SH		SOLE			100,000
POOL CORP 			COM	73278L105	6,166 		277,489 	SH		SOLE			277,489
SL GREEN REALTY CORP 		COM	78440X101	2,631 		60,000 		SH		SOLE			60,000
SUNOPTA INC 			COM	8676EP108	770 		190,000 	SH		SOLE			190,000
TEMPUR-PEDIC INTL INC. 		COM	88023U101	2,059 		108,735 	SH		SOLE			108,735
TIMBERLINE RESOURCES CORP	COM	887133106	314 		430,000 	SH		SOLE			430,000
UNISYS CORPORATION 		COM	909214108	401 		150,000 	SH		SOLE			150,000
VAIL RESORTS, INC. 		COM	91879Q109	3,333 		99,368 		SH		SOLE			99,368
WORLD ACCEP CORP DEL 		COM	981419104	7,458 		295,826 	SH		SOLE			295,826
WYNN RESORTS, LIMITED 		COM	983134107	5,317 		75,002 		SH		SOLE			75,002
YAMANA GOLD INC 		COM	98462Y100	2,463 		230,000 	SH		SOLE			230,000




